Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 14,237	$ 14,961	$ 15,726
Total income tax benefit recognized in income for stock based compensation plans	5,232	5,499	5,780
Total intrinsic value of stock options exercised	12,925	10,096	5,079
Total intrinsic value of stock awards vested during the period	$ 3,757	$ 8,437	$ 5,604
Per-share weighted averaged grant-date fair value of stock awards granted	$ 57.61
Per-share weighted averaged grant-date fair value of stock awards granted	$ 64.74	$ 57.13	$ 44.54